Equity - Summary of Information Relating to Share Options Outstanding (Detail)	Dec. 31, 2017 CAD mo	Dec. 31, 2016	Dec. 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	22,068,000	22,854,000	15,929,000
Weighted average remaining life of outstanding options | mo	81
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 4.15
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 58.80
$ 4.15-$12.35 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	8,018,000
Weighted average remaining life of outstanding options | mo	91
$ 4.15-$12.35 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 4.15
$ 4.15-$12.35 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 12.35
$12.36-$20.14 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	5,083,000
Weighted average remaining life of outstanding options | mo	86
$12.36-$20.14 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 12.36
$12.36-$20.14 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 20.14
$20.15-$26.79 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	2,734,000
Weighted average remaining life of outstanding options | mo	74
$20.15-$26.79 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 20.15
$20.15-$26.79 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 26.79
$26.80-$36.85 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	4,527,000
Weighted average remaining life of outstanding options | mo	77
$26.80-$36.85 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 26.80
$26.80-$36.85 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 36.85
$36.86-$58.80 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding share options	1,706,000
Weighted average remaining life of outstanding options | mo	45
$36.86-$58.80 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 36.86
$36.86-$58.80 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	CAD 58.80